Additional Information on Consolidated Loss - Schedule of Additional Information on Consolidated Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Employee compensation and subcontractor costs	$ 411,669	$ 277,980
Tax Credits	(10,870)	(6,924)
Grants and loan forgiveness	(6,234)	(6,530)
Other expenses	26,005	21,823
Depreciation, property, plant and equipment	2,568	1,861
Depreciation, right-of-use assets	2,867	1,906
Expenses, by nature	426,005	290,116
Cost of revenues	321,732	204,626
Selling, general and administrative expenses	98,838	81,723
Depreciation	5,435	3,767
Expense, by function	426,005	290,116
Cost Of Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grants and loan forgiveness	(4,910)	(5,363)
Selling, General And Administrative Expense
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grants and loan forgiveness	$ (1,324)	$ (1,167)